Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0002000756
Registrant Name	K Wave Media Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A